Bridgehampton Value Strategies Fund
SUMMARY SECTION Bridgehampton Value Strategies Fund
Investment Objective
The investment objective of the Bridgehampton Value Strategies Fund (the “Fund”) is to seek higher returns and lower volatility than the S&P 500 Index over a 3-5 year time horizon.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bridgehampton Value Strategies Fund (USD $)	Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%
Wire fee	20.00		20.00
Overnight check delivery fee	15.00		15.00
Retirement account fees (annual maintenance fee)	15.00		15.00
[1]	Class C Shares of the Fund are subject to a contingent deferred sales charge of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bridgehampton Value Strategies Fund		Class C	Class I
Management fees		1.50%	1.50%
Distribution and service (Rule 12b-1) fees		1.00%	none
Dividends and Interest Expense in Short Sales		0.87%	0.87%
All other Expenses		0.88%	0.88%
Other expenses	[1]	1.75%	1.75%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total annual fund operating expenses		4.30%	3.30%
Fees waived and/or expenses reimbursed	[1]	(0.39%)	(0.39%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	3.91%	2.91%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.99% and 1.99% of the average daily net assets of the Fund's Class C shares and Class I shares, respectively. This agreement is in effect until April 30, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Bridgehampton Value Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	494	1,269	2,156	4,431
Class I	294	979	1,688	3,568

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Bridgehampton Value Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	393	1,269	2,156	4,431
Class I	294	979	1,688	3,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by employing a combination of directional (primarily long-biased) and market neutral arbitrage trading strategies that principally entail investments in common stock, convertible securities, and debt securities issued by companies of any market capitalization, primarily in the United States. By implementing these strategies, the Fund’s investment advisor, Bridgehampton Capital Management LLC (the “Advisor”), seeks risk-adjusted returns for the Fund that exceed the returns of the S&P 500 Index. The advisor anticipates that, over time, the Fund’s portfolio will generally exhibit modest, low or negative correlations to most major US benchmarks and indices as a result of the absolute return orientation of the Advisor.

The Advisor also expects that the Fund’s use of a combination of equity, fixed income and hedging strategies will result in lower volatility than the S&P 500 Index over a multi-year time frame. In normal times, fixed income instruments have lower volatility than equities and imperfect correlation with equities. The Advisor believes that generally using short positions that are very highly correlated with the corresponding long position to hedge against its long positions may lower volatility and the risk of permanent impairment of capital.

The Advisor will attempt to generate favorable returns for the Fund by using its value investing philosophy as the primary lens for identifying various inefficiencies in equity and fixed income markets. Some of these inefficiencies include misinterpretation of financial data by market participants, under- or over-pricing of volatility, and mis-pricing of bankruptcy risk and liquidity risk.

The Advisor believes that inefficiencies will exist regardless of the current direction of the relevant markets. In this sense, these offsetting or “arbitrage” trades that seek to capitalize on market inefficiencies are “market neutral.” Examples of these trading strategies include: convertible arbitrage (e.g., taking a long position in a convertible bond and shorting the related stock); intra-capital structure arbitrage (taking securities of the same issuer outside the framework of convertible arbitrage, including by establishing paired long and short positions); and corporate event arbitrage (trading an issuer’s securities in anticipation of the outcome of some corporate event, decision, or regulatory approval). In general, in implementing a market-neutral strategy the Advisor will seek trades for the Fund that consists of a pair of related securities. In these trades, the relatively undervalued security will be purchased outright and the relatively overvalued security will be sold short, although other permutations are available to the Advisor.

As a result of its investment analysis, the Advisor anticipates that it will also identify favorable investment opportunities for the Fund in equity and fixed income securities that are worth pursuing outside of any market-neutral strategy. These “directional” investments will therefore reflect the Advisor’s assessment that the Fund should hold certain stocks and bonds – not only because of the profit potential identified in those particular securities, but also in order to capture risk premiums associated with owning assets over time.

The Fund is “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than a “diversified” mutual fund.

The Advisor expects that a majority of the Fund’s directional trades will be in long positions. However, the Fund may also take a short position in a security when the Advisor believes that the security is overvalued at its current market price.

The Fund may purchase distressed securities as part of its strategies, including debt securities that are rated below investment-grade or that are unrated (i.e., “junk” bonds). Investments in junk bonds are speculative in nature and often trade at a substantial discount to their face value because the market perceives a high likelihood that their issuers will default. The Fund’s investments in junk bonds may comprise a significant portion of its portfolio. In addition, the Fund may borrow funds or obtain other forms of leverage (e.g., by entering into short sales) in connection with implementing its investment strategies, subject to applicable regulatory limits and related SEC guidance on asset coverage for certain types of investments with embedded leverage. The Fund also may invest up to 25% of its portfolio in the securities of companies organized and headquartered outside the United States. These investments may include purchases of American Depositary Receipts, which are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company deposited with the bank or trust company’s office or agent in a foreign country. In addition, the Fund may purchase options, warrants and shares of other investment companies as part of its strategies.

Certain parts of the Fund’s investment strategy will involve active and frequent trading. As a result, the Fund’s portfolio turnover is expected to exceed 100% on an annual basis, which will result in the Fund incurring transaction costs that detract from performance and affect the tax treatment of the Fund’s gains.

When the Advisor believes that current market, economic, political, or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash, cash equivalents, or debt instruments issued by entities that carry an investment-grade rating by a Nationally Recognized Statistical Rating Organizations. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline. Junk bonds have a higher risk of default than other fixed income securities and are considered speculative.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Below Investment Grade Risk. Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities and are speculative in nature. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy and negative market sentiments than those companies with higher credit ratings. The Fund may invest in lower quality debt instruments that are issued by firms that are entering (or likely to enter) or emerging from bankruptcy. There may be limited markets for these securities.

Quantitative Analysis Risk. As part of its trading strategies, the Advisor uses quantitative analytical tools to identify potential investments for the Fund. While these tools are intended to identify favorable trading opportunities for the Fund, there can be no guarantee that they will be successful in doing so. In addition, the Advisor’s quantitative analytical tools rely in part on historical information concerning statistical correlations and other factors relevant to the Fund’s investment strategies. It is possible that, in the future, events may occur that contradict or are not contemplated within the parameters of the Advisor’s quantitative tools. In those scenarios, the Advisor’s quantitative tools may not perform as intended, which could adversely affect the Fund’s performance. In addition, the ability of the Advisor’s quantitative tools to deliver favorable results for the Fund may be impaired to the extent that other participants in the same markets employ similar tools to identify investment opportunities.

Risks of Financial Market Volatility. The Advisor’s market-neutral arbitrage strategies generally seek favorable returns for the Fund by exploiting market volatility in some fashion. It is possible, however, that continued high levels of volatility, or periods of low volatility, could disrupt those strategies and adversely affect the Fund’s performance.

Convertible Arbitrage Risk. In convertible arbitrage transactions, there is a risk that the perceived mispricing of related securities may not be corrected by movements in market prices. This risk arises from a variety of factors, including corporate actions (e.g., takeovers and special dividend payments) and lack of trading interest or capacity by other market participants.

Corporate Event Arbitrage Risk. In pursuing its market-neutral arbitrage strategies, the Fund may purchase a security in connection with the announcement of a merger, tender offer, exchange offer, or other similar transaction. At the time of purchase, the security will have generally risen to a significant premium over its market price prior to the announcement. If the announced transaction is not consummated, the market price of the security will fall, usually to a level at or below the pre-announcement price. In such a scenario, the Fund is likely to experience a loss on its position.

Intra-Capital Structure Arbitrage Risk. The Fund is subject to the risk, in connection with an intra-capital structure arbitrage trade, that it may not always be able to borrow a security that it sold short or to close out a short position at a particular time or at an acceptable price. There also is a risk that there may not be a sufficiently liquid market for the securities involved in these trades. In addition, management of a company may make decisions affecting the company’s capital structure that run contrary to the Advisor’s expectations at the time it entered into an arbitrage position for the Fund in that company’s securities.

Market Risk. The market value of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Short Sales Risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss which is theoretically unlimited since there is theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Leveraging Risk. Certain transactions the Fund may undertake, including taking short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. The Fund may also have to sell assets at inopportune times to satisfy obligations in connection with such transactions.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or the market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects investor expectations or poor economic or market conditions.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of Class I shares of the Fund compare with the average annual total returns of two broad-based market indices.

The Fund commenced investment operations on June 29, 2012, after the conversion of a limited liability company account, Bridgehampton Multi-Strategy Fund LLC, which commenced operations October 1, 2006 (the “Predecessor Account”), into Class I Shares of the Fund. From October 1, 2006 to May 7, 2010, the name of the Predecessor Account was Bridgehampton Arbitrage LLC. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Account prior to the commencement of the operations of the Fund’s Class I shares on June 29, 2012. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account is the only fund or account managed by the Advisor with an investment objective and investment policies and restrictions substantially similar to those of the Fund, and the Predecessor Account has been managed in substantially the same way as the Advisor will manage the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Class I Shares of the Fund. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. The returns shown are for the Predecessor Account and the Fund’s Class I Shares, which are offered in a separate prospectus. Class C Shares and Class I Shares are invested in the same portfolio of securities. The performance results of the Fund’s Class C Shares will be reported once the Class C Shares have been operation for one complete calendar year. Performance for classes other than Class I shares may vary from the performance shown to the extent the expenses for those classes differ. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for each period are adjusted to assume that all charges, expenses, and fees of the Predecessor Account were deducted during the periods.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.58% (quarter ended 6/30/2009) and the lowest return for a calendar quarter was -17.66% (quarter ended 9/30/2011).

This table shows the Fund’s (and the Predecessor Account’s) average annual total returns for the periods ending December 31, 2013. The table also shows how the Fund’s (and the Predecessor Account’s) performance compares with the returns on an indexes the Advisor believes are useful for comparison purposes in evaluating the Fund.

Average Annual Total Returns (for periods ended December 31, 2013)
Average Annual Total Returns Bridgehampton Value Strategies Fund		1 Year	5 Years	Since Inception	Inception Date
Class I		5.80%	14.14%	6.18%	Oct. 01, 2006
Class I - Return After Taxes on Distributions	[1]	3.44%	13.52%	5.78%	Oct. 01, 2006
Class I - Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.80%	11.22%	4.80%	Oct. 01, 2006
S&P 500 Index (TR) (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%	6.86%	Oct. 01, 2006
HFRX North America Index (reflects no deduction for fees, expenses or taxes)		12.54%	4.36%	3.48%	Oct. 01, 2006
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.